Contingencies, Commitments, and Responsibilities - Schedule of Bank and Its Subsidiaries are Contractually Obliged to Grant Loans (Detail) - CLP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of contingent liabilities in business combination [line items]
Provisions	$ 175,779	$ 135,090
Bank And Subsidiaries Liabilities [Member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	6,904,113	5,393,860
Contingent liability for guarantees [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	422,079	437,396
Contingent liability for confirmed foreign letters of credit [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	2,348	2,207
Letters of credit issued [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	266,712	136,561
Documented guarantees [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	1,414,260	1,407,102
Available on demand credit lines [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	4,014,489	2,656,219
Contingent liability for other credit commitments [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	$ 784,225	$ 754,375